Share-Based Payment (Details) - Schedule non-vested shares activity - $ / shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Non-Vested Share Units [Member]
Share-Based Payment (Details) - Schedule non-vested shares activity [Line Items]
Number of non-vested shares, outstanding at beginning	23,027,399	19,809,056
Weighted average grant date fair value per share, outstanding at beginning	$ 0.93	$ 0.9
Number of non-vested shares, forfeited		(71,494)
Weighted average grant date fair value per share, forfeited		$ 1.42
Number of non-vested shares, transfer from non-vested shares		3,289,837
Weighted average grant date fair value per share, transfer from non-vested shares		$ 1.14
Number of non-vested shares, outstanding at ending	23,027,399	23,027,399
Weighted average grant date fair value per share, outstanding at ending	$ 6.27	$ 0.93
Non-Vested Share [Member]
Share-Based Payment (Details) - Schedule non-vested shares activity [Line Items]
Number of non-vested shares, outstanding at beginning		3,289,837
Weighted average grant date fair value per share, outstanding at beginning		$ 1.14
Number of non-vested shares, grant	197,940
Weighted average grant date fair value per share, grant	$ 9.6
Number of non-vested shares, vested	(6,157)
Weighted average grant date fair value per share, vested	$ 8.52
Number of non-vested shares, transfer from non-vested shares		(3,289,837)
Weighted average grant date fair value per share, transfer from non-vested shares		$ 1.14
Number of non-vested shares, outstanding at ending	191,783
Weighted average grant date fair value per share, outstanding at ending	$ 9.63